Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations

Note 17—Concentrations

During the three and six months ended June 30, 2023, the Company had a customer who individually accounted for approximately 21% and 18% of the Company’s total revenue, respectively. That customer was the only party who individually accounted for 10% or more of the Company’s total revenue for the three and six months ended June 30, 2023. During the three and six months ended June 30, 2022, the Company had two customers who individually accounted for 10% or more of the Company’s total revenue and together for approximately 26% and 29% of the total revenues, respectively. As of June 30, 2023, the Company had two customers who individually accounted for 10% or more of the Company’s total accounts receivable and contract assets, and together for approximately 37% of the total accounts receivable and contract assets, while as of December 31, 2022, the Company had three customers who individually accounted for 10% or more of the Company’s total accounts receivable and contract assets and together for approximately 38% of the total accounts receivable and contract assets.

Note 21—Concentrations

During the years ended December 31, 2022 and 2021, the Company had two customers who individually accounted for 10% or more of the Company’s total revenue and together for approximately 26% and 30% of the total revenues, respectively. As of December 31, 2022, the Company had three customers who individually accounted for 10% or more of the Company’s total accounts receivable and contract assets and together for approximately 38% of the total accounts receivable and contract assets, while one customer individually accounted for 10% or more of the Company’s total accounts receivable at 15% as of December 31, 2021.